Deferred Revenue and Customer Deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue	¥ 80,405	$ 12,617	¥ 71,141
Customer deposits	39,586	6,212	38,041	$ 5,969	¥ 37,923
Total deferred revenue and customer deposits - current	119,991	18,829	109,182
Deferred revenue - non-current	¥ 3,845	$ 603	¥ 6,049